Earnings per ordinary share - Summary of earnings (loss) per ordinary shares (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Weighted average number of shares outstanding	1,719.3	1,786.7	1,797.3
Effect of dilutive securities shares	12.4	12.8	11.3
Rio Tinto plc [member]
Earnings Per Share [Line Items]
Weighted average number of shares outstanding	1,312.7	1,364.5	1,373.7
Rio Tinto Limited [member]
Earnings Per Share [Line Items]
Weighted average number of shares outstanding	406.6	422.3	423.6